Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2022
Document Effective Date	Jan. 28, 2022
Prospectus Date	Jan. 28, 2022
Virtus KAR Capital Growth Fund | Class A
Prospectus:
Trading Symbol	PSTAX
Virtus KAR Capital Growth Fund | Class C
Prospectus:
Trading Symbol	SSTFX
Virtus KAR Capital Growth Fund | Class I
Prospectus:
Trading Symbol	PLXGX
Virtus KAR Capital Growth Fund | Class R6
Prospectus:
Trading Symbol	VCGRX
Virtus KAR Equity Income Fund | Class A
Prospectus:
Trading Symbol	PDIAX
Virtus KAR Equity Income Fund | Class C
Prospectus:
Trading Symbol	PGICX
Virtus KAR Equity Income Fund | Class I
Prospectus:
Trading Symbol	PXIIX
Virtus KAR Equity Income Fund | Class R6
Prospectus:
Trading Symbol	VECRX
Virtus KAR Global Quality Dividend Fund | CLASS A
Prospectus:
Trading Symbol	PPTAX
Virtus KAR Global Quality Dividend Fund | CLASS C
Prospectus:
Trading Symbol	PPTCX
Virtus KAR Global Quality Dividend Fund | Class I
Prospectus:
Trading Symbol	PIPTX
Virtus KAR Global Quality Dividend Fund | Class R6
Prospectus:
Trading Symbol	VGQRX
Virtus KAR Mid-Cap Core Fund | Class A
Prospectus:
Trading Symbol	VMACX
Virtus KAR Mid-Cap Core Fund | Class C
Prospectus:
Trading Symbol	VMCCX
Virtus KAR Mid-Cap Core Fund | Class I
Prospectus:
Trading Symbol	VIMCX
Virtus KAR Mid-Cap Core Fund | Class R6
Prospectus:
Trading Symbol	VRMCX
Virtus KAR Mid-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	PHSKX
Virtus KAR Mid-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	PSKCX
Virtus KAR Mid-Cap Growth Fund | Class I
Prospectus:
Trading Symbol	PICMX
Virtus KAR Mid-Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	VRMGX
Virtus KAR Small-Cap Core Fund | Class A
Prospectus:
Trading Symbol	PKSAX
Virtus KAR Small-Cap Core Fund | Class C
Prospectus:
Trading Symbol	PKSCX
Virtus KAR Small-Cap Core Fund | Class I
Prospectus:
Trading Symbol	PKSFX
Virtus KAR Small-Cap Core Fund | Class R6
Prospectus:
Trading Symbol	VSCRX
Virtus KAR Small-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	PSGAX
Virtus KAR Small-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	PSGCX
Virtus KAR Small-Cap Growth Fund | Class I
Prospectus:
Trading Symbol	PXSGX
Virtus KAR Small-Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	VRSGX
Virtus KAR Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	PQSAX
Virtus KAR Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	PQSCX
Virtus KAR Small-Cap Value Fund | Class I
Prospectus:
Trading Symbol	PXQSX
Virtus KAR Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	VQSRX
Virtus KAR Small-Mid Cap Core Fund | Class A
Prospectus:
Trading Symbol	VKSAX
Virtus KAR Small-Mid Cap Core Fund | Class C
Prospectus:
Trading Symbol	VKSCX
Virtus KAR Small-Mid Cap Core Fund | Class I
Prospectus:
Trading Symbol	VKSIX
Virtus KAR Small-Mid Cap Core Fund | Class R6
Prospectus:
Trading Symbol	VKSRX
Virtus KAR Small-Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	VCKSX
Virtus KAR Small-Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	VIKSX
Virtus KAR Small-Mid Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	VRKSX
Virtus KAR Small-Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	VAKSX
Virtus KAR Small-Mid Cap Value Fund | Class R6
Prospectus:
Trading Symbol	VKSGX
Virtus KAR Small-Mid Cap Value Fund | Class A
Prospectus:
Trading Symbol	VKSDX
Virtus KAR Small-Mid Cap Value Fund | Class C
Prospectus:
Trading Symbol	VKSEX
Virtus KAR Small-Mid Cap Value Fund | Class I
Prospectus:
Trading Symbol	VKSFX
Virtus SGA Emerging Markets Growth Fund | Class R6
Prospectus:
Trading Symbol	VESRX
Virtus SGA Emerging Markets Growth Fund | Class A
Prospectus:
Trading Symbol	VAEGX
Virtus SGA Emerging Markets Growth Fund | Class C
Prospectus:
Trading Symbol	VCEGX
Virtus SGA Emerging Markets Growth Fund | Class I
Prospectus:
Trading Symbol	VIEGX
Virtus SGA Global Growth Fund | Class I
Prospectus:
Trading Symbol	SGAPX
Virtus SGA Global Growth Fund | Class R6
Prospectus:
Trading Symbol	SGARX
Virtus SGA Global Growth Fund | Class A
Prospectus:
Trading Symbol	SGAAX
Virtus SGA Global Growth Fund | Class C
Prospectus:
Trading Symbol	SGACX
Virtus SGA New Leaders Growth Fund | Class R6
Prospectus:
Trading Symbol	VNLRX
Virtus SGA New Leaders Growth Fund | Class A
Prospectus:
Trading Symbol	VNLAX
Virtus SGA New Leaders Growth Fund | Class C
Prospectus:
Trading Symbol	VNLCX
Virtus SGA New Leaders Growth Fund | Class I
Prospectus:
Trading Symbol	VNLIX
Virtus Tactical Allocation Fund | Class A
Prospectus:
Trading Symbol	NAINX
Virtus Tactical Allocation Fund | Class C
Prospectus:
Trading Symbol	POICX
Virtus Tactical Allocation Fund | Class R6
Prospectus:
Trading Symbol	VTARX
Virtus Tactical Allocation Fund | Class I
Prospectus:
Trading Symbol	VTAIX